Details to the consolidated statements of cash flows (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 139	$ 118	$ 416	$ 838
Gains/losses on disposal and other adjustments on property, plant and equipment; intangible assets;financial assets; and other non-current assets, net	(511)	6	(557)	(55)
Equity-settled compensation expense	185	199	368	377
Income from associated companies	(239)	(183)	(495)	(306)
Taxes	611	421	1,002	869
Net financial expense	212	247	433	493
Total	1,900	2,345	4,266	5,202
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	299	319	733	700
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	80	78	160	154
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,065	1,306	2,248	2,259
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 59	$ (166)	$ (42)	$ (127)